UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2011
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/14/11
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190


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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK 023135106	42,545	  196,759	x		  153,295	 43,464
Apple Inc.			COMMON STOCK 037833100	66,484	  174,352	x		  140,456	 33,896
Automatic Data Processing, Inc.	COMMON STOCK 053015103	60,387	1,280,744	x		1,036,814	243,930
Cerner Corp.			COMMON STOCK 156782104	70,669	1,031,358	x		  825,077	206,281
Coca Cola Company		COMMON STOCK 191216100	59,075	  874,402	x		  681,802	192,600
Colgate Palmolive Co.		COMMON STOCK 194162103	46,741	  527,080	x		  415,470	111,610
Companhia De Bebidas 		COMMON STOCK 20441W203	52,414	1,710,091	x		1,349,841	360,250
Costco Wholesale Corp.		COMMON STOCK 22160K105	   515	    6,276	x		    6,213	     63
Danone ADR			COMMON STOCK 23636T100	41,607	3,349,973	x		2,625,983	723,990
Dentsply International Inc.	COMMON STOCK 249030107	23,834	  776,589	x		  610,619	165,970
Ebay Inc.			COMMON STOCK 278642103	65,233	2,212,042	x		1,770,005	442,037
Ecolab Inc.			COMMON STOCK 278865100	53,162	1,087,384	x		  864,014	223,370
Google Inc.			COMMON STOCK 38259P508	50,704	   98,446	x		   76,885	 21,561
Intuitive Surgical Inc.		COMMON STOCK 46120E602	30,681	   84,223	x		   66,953	 17,270
Juniper Networks, Inc.		COMMON STOCK 48203R104	12,115	  701,923	x		  548,303	153,620
MasterCard Inc. CL A		COMMON STOCK 57636Q104	   317	    1,000	x		    1,000	      0
McDonald's Corporation		COMMON STOCK 580135101	   391	    4,450	x		    4,450	      0
Microsoft Corp.			COMMON STOCK 594918104	   385	   15,480	x		   15,480	      0
Monsanto Co.			COMMON STOCK 61166W101	44,407	  739,631	x		  579,129	160,502
Mylan Inc.			COMMON STOCK 628530107	47,607	2,802,054	x		2,212,659	589,395
National Oilwell Varco, Inc.	COMMON STOCK 637071101	51,532	1,006,086	x		  809,940	196,146
Novo-Nordisk ADR		COMMON STOCK 670100205	38,949	  391,366	x		  308,052	 83,314
Oracle Corp.			COMMON STOCK 68389X105	   313	   10,900	x		   10,900	      0
Pepsico Inc.			COMMON STOCK 713448108	39,334	  635,444	x		  499,932	135,512
Praxair, Inc.			COMMON STOCK 74005P104	   280	    3,000	x		    3,000	      0
Red Hat Inc.			COMMON STOCK 756577102	63,582	1,504,535	x		1,194,736	309,799
SalesForce.com			COMMON STOCK 79466L302	26,025	  227,732	x		  178,001	 49,731
Schlumberger Ltd		COMMON STOCK 806857108	46,409	  776,973	x		  606,430	170,543
Shandong Weigao ORD		COMMON STOCK 81941W101	    76	   67,501	x		   56,689	 10,812
Staples Inc.			COMMON STOCK 855030102	19,736	1,483,898	x		1,264,628	219,270
Starbucks Corporation		COMMON STOCK 855244109	40,747	1,092,701	x		  851,190	241,511
Starwood Hotels & Resorts	COMMON STOCK 85590A401	25,482	  656,422	x		  512,706	143,716
State Street Corp.		COMMON STOCK 857477103	52,846	1,643,211	x		1,317,346	325,865
Stryker Corp.			COMMON STOCK 863667101	43,190	  916,402	x		  733,992	182,410
Visa Inc.			COMMON STOCK 92826C839	42,878	  500,210	x		  391,558	108,652
VistaPrint N.V.			COMMON STOCK N93540107	19,422	  718,541	x		  502,629	215,912
Yum Brands			COMMON STOCK 988498101	71,128	1,440,128	x		1,154,343	285,785

Total						     1,351,202




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